Selling, General And Administrative Expenses (Schedule Of Selling General And Administrative Expenses ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 employee	Dec. 31, 2013 employee	Dec. 31, 2012 employee
Selling, General And Administrative Expenses [Line Items]
Persons in employment	332	163	159
Personnel expenses	$ 130,254	$ 46,362	$ 37,517
Share-based compensation	68,152	9,292	7,128
Travel expenses	17,501	6,728	7,098
Professional services	32,359	13,253	17,906
Office expenses	21,678	3,443	3,506
Directors expenses	3,441	3,393	4,786
Mark-to-market on derivative instruments and foreign currency results	3,735	115	(2,914)
Other expenses	22,772	6,493	8,382
Total selling, general and administrative expenses	$ 299,892	$ 89,079	$ 83,409
Short-term Contract Employees Assisting With Integration Of ILFC [Member]
Selling, General And Administrative Expenses [Line Items]
Persons in employment	104
AeroTurbine, Inc. [Member]
Selling, General And Administrative Expenses [Line Items]
Persons in employment	390